Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2020	2019
Compensation and benefits	$4,800	$2,419
External research and development expenses	3,623	3,150
Professional services	1,795	542
Other liabilities	501	506
	$10,719	$6,617